ORGANIZATION, GOING CONCERN AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
ORGANIZATION, GOING CONCERN AND BASIS OF PRESENTATION
ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

NOTE 1: ORGANIZATION, GOING CONCERN AND BASIS OF PRESENTATION

Visium Technologies, Inc., or the Company, is a Florida corporation that was originally incorporated in Nevada in October 1987. It was formerly known as Jaguar Investments, Inc. between October 1987 and May 2003, Power2Ship, Inc. between May 2003 and November 2006, Fittipaldi Logistics, Inc. between November 2006 and December 2007, and as NuState Energy Holdings, Inc. between December 2007 and March 5, 2018 when it changed its name to Visium Technologies, Inc.

The Company is focused on digital risk management, cybersecurity, and technology services for network physical security, the Cloud, mobility solutions, critical infrastructure security, and the Internet of Things (“IOT”).

In April 2021 the Company created JAJ Advisory, LLC, a Viriginia limited liability company. The LLC was established to account for non-cybersecurity related business activities that the Company may pursue.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. For the six months ended December 31, 2021 we had a net loss of $3,106,284, had net cash used in operating activities of $923,606 and had negative working capital of $1,984,045. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due, to fund possible future acquisitions, and to generate profitable operations in the future. Management plans to provide for the Company’s capital requirements by continuing to issue additional equity and debt securities. The outcome of these matters cannot be predicted at this time and there are no assurances that, if achieved, the Company will have sufficient funds to execute its business plan or generate positive operating results. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

 COVID-19 Update

In March 2020, the World Health Organization declared the COVID-19 outbreak to be a global pandemic. The pandemic has had significant impacts around the globe and in many locations in which we operate. While the impacts have not caused a material adverse financial impact to our business to date, the future impacts remain uncertain. The extent to which the COVID-19 pandemic may impact our business going forward will depend on numerous evolving factors that we cannot reliably predict. These factors may adversely impact business spending on technology as well as customers’ ability to pay for our products and services on an ongoing basis. The effect, if any, of the COVID-19 pandemic would not be fully reflected in our results of operations and overall financial performance until future periods.

Throughout the pandemic we have continued to make investments to support business growth and product development, including investments in research and development as we continue to introduce new applications to extend the functionality of our products, sales and marketing to support customer growth, and other critical functions to ensure the highest levels of customer service and support as well as ensuring that we maintain the required infrastructure to be a public company. We expect to continue to make these investments. As of December 31, 2021, COVID-19 has not had a material impact on our results of operations or financial condition.

Basis of Presentation

The unaudited interim consolidated financial information furnished herein reflects all adjustments, consisting only of normal recurring items, which in the opinion of management are necessary to fairly state Visium Technologies, Inc.’s (the “Company” or “we”, “us” or “our”) financial position, results of operations and cash flows for the dates and periods presented and to make such information not misleading. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), nevertheless, management of the Company believes that the disclosures herein are adequate to make the information presented not misleading.

These unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended June 30, 2021, contained in the Company’s Annual Report on Form 10-K filed with the SEC on October 13, 2021. The results of operations for the six months ended December 31, 2021, are not necessarily indicative of results to be expected for any other interim period or the fiscal year ending June 30, 2022.

NOTE 1: ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Visium Technologies, Inc., or the Company, is a Florida corporation that was originally incorporated in Nevada in October 1987. It was formerly known as Jaguar Investments, Inc. between October 1987 and May 2003, Power2Ship, Inc. between May 2003 and November 2006, Fittipaldi Logistics, Inc. between November 2006 and December 2007, and as NuState Energy Holdings, Inc. between December 2007 and March 5, 2018 when it changed its name to Visium Technologies, Inc.

The Company is focused on digital risk management, cybersecurity, and technology services for network physical security, the Cloud, mobility solutions, and the Internet of Things (“IOT”).

In April 2021 the Company created JAJ Advisory, LLC, a Viriginia limited liability company. The LLC was established to account for non-cybersecurity related business activities that the Company may pursue.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. For the year ended June 30, 2021 we had a net loss of $3,373,459, had net cash used in operating activities of $792,640 and had negative working capital of $2,837,187. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due, to fund possible future acquisitions, and to generate profitable operations in the future. Management plans to provide for the Company’s capital requirements by continuing to issue additional equity and debt securities. The outcome of these matters cannot be predicted at this time and there are no assurances that, if achieved, the Company will have sufficient funds to execute its business plan or generate positive operating results. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.